Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04048481

NYSE

1-14469

Cert NYS

PROCESSED DEC 10 2004

December 10, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SIMON PROPERTY GROUP, INC., 8 3/8% Series J Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 10, 2004. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
DEC 10 2004
THOMSON FINANCIAL